Borrowings and derivative financial instrument - Borrowings and derivative financial instrument (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2025 USD ($)	Dec. 06, 2024 ZAR (R)	Aug. 16, 2024 ZAR (R)	Apr. 06, 2023 USD ($)	Oct. 25, 2019 ZAR (R)	Jul. 01, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	R 43,257	R 41,687	R 36,618
Current portion of borrowings	(11,402)	(552)	(11,672)
Non-current portion of borrowings	31,855	41,135	24,946
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	41,687	36,618	22,728
Borrowings acquired on acquisition of subsidiary	0	84	6
Loans raised	7,912	8,278	12,758
Loans repaid	(4,883)	(3,335)	(1,323)
Unwinding of loans recognised at amortised cost	640	688	359
Accrued interest	1,793	1,946	1,192
Accrued interest paid	(2,086)	(1,947)	(1,175)
Borrowing costs capitalised	409	64	0
Loss/(gain) on the revised cash flow of the Burnstone Debt	1,805	(1,053)	(32)
Loss on foreign exchange differences and foreign currency translation	(4,020)	344	2,105
Balance at end of the year	43,257	41,687	36,618
US$1 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $							$ 1,000
Borrowings	0	0	0
Current portion of borrowings	0	0	0
Non-current portion of borrowings	0	0	0
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	0	0	0
Loans repaid	0	0	0
Accrued interest	233	185	73
Accrued interest paid	(233)	(185)	(73)
Loss on foreign exchange differences and foreign currency translation	0	0	0
Balance at end of the year	0	0	0
R5.5 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt								R 5,500
Borrowings	0	0	4,000
Current portion of borrowings	0	0	(4,000)
Non-current portion of borrowings	0	0	0
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	0	4,000	0
Loans repaid	0	0	(1,000)
Accrued interest	0	319	125
Accrued interest paid	0	(319)	(125)
Balance at end of the year	0	0	4,000
R6.5 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt					R 6,500	R 6,500
Borrowings	2,500	3,000	0
Current portion of borrowings	0	0	0
Non-current portion of borrowings	2,500	3,000	0
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	3,000	0	0
Loans repaid	(3,500)	(2,000)	0
Accrued interest	248	97	0
Accrued interest paid	(248)	(97)	0
Balance at end of the year	2,500	3,000	0
2026 and 2029 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	19,824	22,354	22,042
Current portion of borrowings	(11,241)	(118)	(116)
Non-current portion of borrowings	8,583	22,236	21,926
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	22,354	22,042	20,140
Unwinding of loans recognised at amortised cost	101	98	80
Accrued interest	905	928	932
Accrued interest paid	(911)	(932)	(951)
Loss on foreign exchange differences and foreign currency translation	(2,625)	218	1,841
Balance at end of the year	19,824	22,354	22,042
US$ Convertible bond
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $				$ 500
Borrowings	7,291	7,921	7,538
Current portion of borrowings	(33)	(37)	(7,538)
Non-current portion of borrowings	7,258	7,884	0
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	7,921	7,538	0
Unwinding of loans recognised at amortised cost	318	298	27
Accrued interest	380	389	36
Accrued interest paid	(376)	(385)	0
Loss on foreign exchange differences and foreign currency translation	(952)	81	20
Balance at end of the year	7,291	7,921	7,538
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Borrowings	4,005	2,260	2,991						$ 178
Current portion of borrowings	0	0	0
Non-current portion of borrowings	4,005	2,260	2,991
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	2,260	2,991	2,540
Unwinding of loans recognised at amortised cost	221	284	252
Loss/(gain) on the revised cash flow of the Burnstone Debt	1,805	(1,053)	(32)
Balance at end of the year	4,005	2,260	2,991
Keliber loan facilities
Disclosure of detailed information about borrowings [line items]
Face amount of debt	500
Borrowings	9,547	5,724	0
Current portion of borrowings	(116)	(66)	0
Non-current portion of borrowings	9,431	5,658	0
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	5,724	0	0
Unwinding of loans recognised at amortised cost	60	8	0
Accrued interest	350	64	0
Accrued interest paid	(293)	0	0
Balance at end of the year	9,547	5,724	0
Other borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	88	424	40
Current portion of borrowings	(12)	(328)	(11)
Non-current portion of borrowings	76	96	29
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	424	40	42
Borrowings acquired on acquisition of subsidiary	0	84	6
Loans repaid	(1,383)	(1,335)	(323)
Accrued interest	27	28	6
Accrued interest paid	(25)	(29)	(6)
Balance at end of the year	88	424	40
Franco-Nevada liability
Disclosure of detailed information about borrowings [line items]
Borrowings	2	4	3
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	4	3
Balance at end of the year	2	4	3
Stillwater Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0	4
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year	0	4
Balance at end of the year	R 0	R 0	4
US$ Convertible bond, derivative
Reconciliation Of Changes In Borrowings [Abstract]
Loans raised			R 1,673